As filed with the Securities and Exchange Commission on April 12, 2019

Securities Act Registration No. 2-32685

Investment Company Act Registration No. 811-01660

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

PRE-EFFECTIVE AMENDMENT NO.

POST-EFFECTIVE AMENDMENT NO. 73 (X)

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 73 (X)

Check appropriate box or boxes

Prudential’s Gibraltar Fund, Inc.

Exact name of registrant as specified in charter

655 Broad Street, 17th Floor

Newark, New Jersey 07102

Address of Principal Executive Offices including Zip Code

1-800-225-1852

Registrant’s Telephone Number, Including Area Code

Andrew R. French

655 Broad Street, 17th Floor

Newark, New Jersey 07102

Name and Address of Agent for Service

It is proposed that this filing will become effective:

(X) immediately upon filing pursuant to paragraph (b)

     on (            ) pursuant to paragraph (b)

     60 days after filing pursuant to paragraph (a)(1)

     on (            ) pursuant to paragraph (a)(1)

     75 days after filing pursuant to paragraph (a)(2)

     on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

     this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Fund certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Newark, and State of New Jersey, on the 12th day of April, 2019.

PRUDENTIAL’S GIBRALTAR FUND, INC.

Timothy S. Cronin

*Timothy S. Cronin, President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

Timothy Cronin*	President

Timothy Cronin

Susan Davenport Austin*	Director

Susan Davenport Austin

Sherry S. Barrat*	Director

Sherry S. Barrat

Kay Ryan Booth*	Director

Kay Ryan Booth

Stephen M. Chipman*	Director

Stephen M. Chipman

Robert F. Gunia*	Director

Robert F. Gunia

Thomas T. Mooney*	Director

Thomas T. Mooney

Thomas M. O’Brien*	Director

Thomas M. O’Brien

Jessica Bibliowicz*	Director

Jessica Bibliowicz

Christian J. Kelly*	Treasurer, Principal Financial and Accounting Officer

Christian J. Kelly

*By: /s/ Jonathan D. Shain	Attorney-in-Fact	April 12, 2019

Jonathan D. Shain

POWER OF ATTORNEY

The undersigned, Susan Davenport Austin, Sherry S. Barrat, Jessica M. Bibliowicz, Kay Ryan Booth, Stephen M. Chipman, Timothy S. Cronin, Robert F. Gunia, Thomas T. Mooney, Thomas M. O’Brien and Christian J. Kelly, as directors/trustees and/or officers of each of the registered investment companies listed in Appendix A hereto hereby authorize Andrew French, Claudia DiGiacomo, Kathleen DeNicholas, Raymond A. O’Hara, Jonathan D. Shain and Melissa Gonzalez, or any of them, as attorney-in-fact, to sign on his or her behalf in the capacities indicated (and not in such person’s personal individual capacity for personal financial or estate planning), the Registration Statement on Form N-1A, filed for such registered investment company or any amendment thereto (including any pre-effective or post-effective amendments) and any and all supplements or other instruments in connection therewith, including Form N-PX, Forms 3, 4 and 5 for or on behalf of each registered investment company listed in Appendix A or any current or future series thereof, and to file the same, with all exhibits thereto, with the Securities and Exchange Commission.

This Power of Attorney may be executed in multiple counterparts, each of which shall be deemed an original, but which taken together shall constitute one instrument.

/s/ Susan Davenport Austin
Susan Davenport Austin

/s/ Sherry S. Barrat
Sherry S. Barrat

/s/ Jessica M. Bibliowicz
Jessica M. Bibliowicz

/s/ Kay Ryan Booth
Kay Ryan Booth

/s/ Stephen M. Chipman
Stephen M. Chipman

/s/ Timothy S. Cronin
Timothy S. Cronin

/s/ Robert F. Gunia
Robert F. Gunia

/s/ Thomas T. Mooney
Thomas T. Mooney

/s/ Thomas M. O’Brien
Thomas M. O’Brien

/s/ Christian J. Kelly
Christian J. Kelly

Dated: March 13, 2019

Appendix A

Advanced Series Trust

The Prudential Series Fund

Prudential’s Gibraltar Fund, Inc.

Exhibit Index

Exhibit No.	Description
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase